Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Post Employment Benefits [Abstract]
Summary of Additional Details on Defined Benefit Plans Funded Status
The following table provides additional details on the defined benefit plans’ funded status (in USD thousands):

	December 31,
	2023	2022
Present value of defined benefit obligation	$(23,013)	$(19,252)
Fair value of plan assets	19,927	16,577
Net pension liability	$(3,086)	$(2,675)

Summary of Movement in Defined Benefit Obligation Explanatory
The following table presents the movement in the defined benefit obligation (in USD thousands):

	2023			2022
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(19,221)	$(31)	$(19,252)	$(17,686)	$(203)	$(17,889)
Service Cost	(1,311)	(10)	(1,321)	(1,759)	(90)	(1,849)
of which current service cost	(1,748)	(10)	(1,758)	(1,873)	(90)	(1,963)
of which past service cost including effects from curtailment	437	—	437	114	—	114
Interest expense	(413)	(1)	(414)	(154)	(2)	(156)
Actuarial gains (losses)	401	2	403	2,110	250	2,360
Actual plan participants’ contributions	(1,441)	—	(1,441)	(1,361)	—	(1,361)
Transfers (in) out due to (joiners) leavers	1,037	—	1,037	(551)	—	(551)
Currency translation differences	(2,024)	(1)	(2,025)	180	14	194
December 31	$(22,972)	$(41)	$(23,013)	$(19,221)	$(31)	$(19,252)
The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	2023	2022
Discount rates
Increase of 50 basis points	(3)	(2)
Decrease of 50 basis points	3	2
Expected rates of salary increases
Increase of 50 basis points	3	3
Decrease of 50 basis points	(3)	(2)

Summary of Movement in Defined Benefit Plans Assets
The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	2023	2022
As of January 1	$16,577	$13,436
Interest income	387	125
Return on plan assets, excl. interest income	(654)	(204)
Administrative expenses	(70)	(71)
Employer contributions	1,531	1,452
Employee contributions	1,441	1,361
Transfers in (out) due to joiners (leavers)	(1,037)	551
Currency translation differences	1,752	(73)
As of December 31	$19,927	$16,577

Summary of Defined Benefit Plans Assets	The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2023	2022
Cash	$528	$664
Insurance policies	19,399	15,913
Total	$19,927	$16,577

Summary of Pension Costs Recognized in Statement of Loss
The follow table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2023			2022			2021
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,311)	$(10)	$(1,321)	$(1,759)	$(90)	$(1,849)	$(1,054)	$(80)	$(1,134)
Interest cost	(413)	(1)	(414)	(154)	(2)	(156)	(49)	(1)	(50)
Total recognized	$(1,724)	$(11)	$(1,735)	$(1,913)	$(92)	$(2,005)	$(1,103)	$(81)	$(1,184)

Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss
The follow table presents the pension remeasurement recognized in statement of other comprehensive loss (in USD thousands):

	December 31,
	2023			2022			2021
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$700	$—	$700	$—	$223	$223	$1,278	$—	$1,278
Changes in financial assumptions	(901)	(2)	(903)	2,311	12	2,323	37	13	50
Experience adjustments	602	4	606	(201)	15	(186)	(844)	13	(831)
Total actuarial gains (losses)	401	2	403	2,110	250	2,360	471	26	497
Return on plan assets	(654)	—	(654)	(204)	—	(204)	(32)	—	(32)
Currency translation differences	37	2	39	(4)	2	(2)	(4)	—	(4)
Total recognized	$(216)	$4	$(212)	$1,902	$252	$2,154	$435	$26	$461

Summary of Sensitivity Analysis for Funded and Unfunded Plans
The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	2023	2022
Discount rates
Increase of 25 basis points	(464)	(426)
Decrease of 25 basis points	500	467
Expected rates of salary increases
Increase of 25 basis points	91	110
Decrease of 25 basis points	(98)	(107)
Interest rate
Increase of 25 basis points	160	150
Decrease of 25 basis points	(157)	(146)
Inflation
Increase of 25 basis points	91	102
Decrease of 25 basis points	(90)	(99)
Life expectancy
Increase of 1 year	92	71
Decrease of 1 year	(92)	(71)